SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2015
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

NOTE 18 -  SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Provision for doubtful Accounts

Balance, as of December 31, 2012	276	376
Additions	186	17
Deductions	(190)	(270)

Less: Held for sale	(43)	-

Balance, as of December 31, 2013	229	123
Additions	286	107
Deductions	(264)	(105)

Balance, as of December 31, 2014	$251	125

Additions	294	206
Deductions	(221)	-

Balance, as of December 31, 2015	$324	$331